Debt - Narrative (FY) (Details) $ in Millions, $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Jul. 16, 2019 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 15, 2018 USD ($)	Sep. 22, 2016 USD ($)
Debt Instrument [Line Items]
Interest expense, debt			$ 79	$ 11	$ 144	$ 32	$ 43		$ 49	$ 63
Amortization of debt issuance costs							1		1	$ 1
Debt face amount		$ 250
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) [Member]
Holcim (US) Inc. [Member]
Debt Instrument [Line Items]
Debt face amount							85
Line of Credit [Member]
Debt Instrument [Line Items]
Short-term line of credit facility, maximum borrowing capacity							$ 60	$ 40
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Current maturity, term							5 years	5 years
Remaining borrowing capacity			134		134		$ 213		$ 194
Fair Value, Inputs, Level 1 [Member]
Debt Instrument [Line Items]
Long-term debt, fair value			$ 5,044		$ 5,044		$ 894
Unsecured Debt [Member] | 3.50% Unsecured Notes due 2016 to 2026 [Member]
Debt Instrument [Line Items]
Debt face amount												$ 400
Debt instrument, interest rate			3.50%		3.50%		3.50%					3.50%
Unsecured Debt [Member] | 4.75% Unsecured Notes due 2016 to 2046 [Member]
Debt Instrument [Line Items]
Debt original face amount												$ 600
Debt face amount												$ 590
Debt instrument, interest rate			4.75%		4.75%		4.75%					4.75%
Repayment of debt	$ 10
Unsecured Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Instrument [Line Items]
Long-term debt, fair value			$ 4,987		$ 4,987		$ 891
Other Long-term and Shor-term Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Instrument [Line Items]
Long-term debt, fair value							$ 3
Senior Notes [Member] | 4.92 Senior Notes due 2027 [Member]
Debt Instrument [Line Items]
Debt face amount											$ 52
Debt instrument, interest rate											4.92%
Senior Notes [Member] | 5.03% Senior Notes due 2027 [Member]
Debt Instrument [Line Items]
Debt face amount											$ 106
Debt instrument, interest rate											5.03%
Senior Notes [Member] | 4.79% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt face amount											$ 180
Debt instrument, interest rate											4.79%